Condensed Financial Information of DHT Holdings, Inc. (parent company only), Condensed Statement of Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities [Abstract]
Profit/(loss) for the year	$ 61,979		$ (11,507)		$ 266,281
Items included in net income not affecting cash flows [Abstract]
Impairment charge	0		0		12,560
Compensation related to options and restricted stock	4,133		4,347		5,106
Changes in operating assets and liabilities [Abstract]
Accounts payable and accrued expenses	5,573		1,510		(6,914)
Net cash provided by/(used in) operating activities	127,906		60,562		529,870
Cash flows from investing activities [Abstract]
Net cash provided by/(used in) investing activities	110,518		(86,512)		(26,717)
Cash flows from financing activities [Abstract]
Cash dividends paid	(19,679)		(22,083)		(214,669)
Purchase of treasury shares	(24,758)		(32,178)		0
Net cash provided by/(used in) financing activities	(173,343)		17,967		(501,868)
Net (decrease)/increase in cash and cash equivalents	65,081		(7,983)		1,285
Cash and cash equivalents at beginning of period	60,658	[1],[2]	68,641		67,356
Cash and cash equivalents at end of period	125,948	[1],[2]	60,658	[1],[2]	68,641
Parent Company [Member]
Cash flows from operating activities [Abstract]
Profit/(loss) for the year	77,563		36,095		(22,433)
Items included in net income not affecting cash flows [Abstract]
Amortization	0		0		3,250
Impairment charge	1,234		35,149		35,278
Compensation related to options and restricted stock	3,013		3,203		4,204
Changes in operating assets and liabilities [Abstract]
Accounts receivable and prepaid expenses	(675)		1,604		(805)
Accounts payable and accrued expenses	(246)		277		(2,246)
Amounts due to related parties	(69,740)		(6,834)		(43,313)
Net cash provided by/(used in) operating activities	11,150		69,494		(26,063)
Cash flows from investing activities [Abstract]
Investments in subsidiaries	(395)		0		0
Loan to subsidiaries	47,744		(5,004)		223,550
Net cash provided by/(used in) investing activities	47,349		(5,004)		223,550
Cash flows from financing activities [Abstract]
Cash dividends paid	(19,679)		(22,083)		(214,669)
Purchase of treasury shares	(24,758)		(32,178)		0
Net cash provided by/(used in) financing activities	(44,436)		(54,261)		(214,669)
Net (decrease)/increase in cash and cash equivalents	14,062		10,229		(17,182)
Cash and cash equivalents at beginning of period	15,539		5,310		22,492
Cash and cash equivalents at end of period	$ 29,601		$ 15,539		$ 5,310

[1]	Amortized cost.
[2]	Cash and cash equivalents include $316 thousand in restricted cash in 2022 and $289 thousand in 2021, including employee withholding tax.